Schedule of Investments

November 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.61%
New Jersey–85.67%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	03/01/2042	$ 1,250	$ 1,298,344
Camden (County of), NJ Improvement Authority; Series 2022, RB	6.00%	06/15/2052	1,325	1,389,838
Casino Reinvestment Development Authority, Inc.;
Series 2004, RB (INS - AMBAC)(a)	5.25%	01/01/2024	1,665	1,667,374
Series 2004, RB (INS - AMBAC)(a)	5.00%	01/01/2025	220	220,265
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	11/01/2028	1,000	1,034,508
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	11/01/2031	2,000	2,065,428
Series 2014, Ref. RB	5.25%	11/01/2039	3,000	3,055,993
Series 2014, Ref. RB	5.25%	11/01/2044	4,990	5,071,431
Essex (County of), NJ Improvement Authority (559 Broad/Hazelwood); Series 2020 A, RB(b)	4.00%	08/01/2060	1,500	1,200,610
Essex (County of), NJ Improvement Authority (CHF-Newark LLC-NJIT Student Housing);
Series 2021 A, RB (INS - BAM)(a)	4.00%	08/01/2056	750	690,684
Series 2021 A, RB (INS - BAM)(a)	4.00%	08/01/2060	1,000	917,164
Garden State Preservation Trust;
Series 2003 B, RB (INS - AGM)(a)(c)	0.00%	11/01/2026	140	123,302
Series 2005 A, RB (INS - AGM)(a)	5.75%	11/01/2028	460	505,538
Jersey City (City of), NJ Redevelopment Agency (Bayfront Redevelopment); Series 2022, RB	4.00%	12/15/2031	2,000	2,108,569
Lavallette School District; Series 2005, GO Bonds (INS - SGI)(a)	4.20%	02/01/2025	10	10,013
Middlesex (County of), NJ Improvement Authority; Series 2000, RB (INS - AMBAC)(a)(d)	5.50%	09/01/2030	20	20,044
New Brunswick (City of), NJ Parking Authority;
Series 2012, Ref. RB	5.00%	09/01/2027	445	445,755
Series 2012, Ref. RB	5.00%	09/01/2029	605	606,012
New Jersey (State of);
Series 2016, GO Bonds(e)	5.00%	06/01/2028	5,000	5,457,345
Series 2020 A, GO Bonds	4.00%	06/01/2032	4,540	4,806,364
New Jersey (State of) Building Authority;
Series 2016 A, Ref. RB(f)(g)	5.00%	06/15/2026	300	323,343
Series 2016 A, Ref. RB (INS - BAM)(a)	5.00%	06/15/2028	600	636,433
New Jersey (State of) Economic Development Authority;
Series 1998 B, RB(d)	6.50%	04/01/2031	90	90,103
Series 1999 A, RB	6.25%	07/01/2024	5	5,011
Series 2005 N-1, Ref. RB (INS - NATL)(a)	5.50%	09/01/2023	100	101,998
Series 2015 WW, RB	5.00%	06/15/2035	3,000	3,074,997
Series 2015 WW, RB	5.00%	06/15/2036	3,000	3,066,851
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	07/01/2033	3,000	3,176,376
Series 2018 A, RB	5.00%	06/15/2047	3,000	3,049,531
Series 2020, RB	4.00%	11/01/2038	2,000	1,931,232
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB(b)	5.00%	10/01/2039	2,000	1,530,944
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(d)	5.25%	09/15/2029	850	852,832
Series 2012, RB(d)	5.75%	09/15/2027	1,000	1,000,242
New Jersey (State of) Economic Development Authority (Elite Pharmaceuticals, Inc. - 2005); Series 2005 A, RB(d)	6.50%	09/01/2030	25	21,765
New Jersey (State of) Economic Development Authority (Foundation Academy Charter School);
Series 2018 A, RB	5.00%	07/01/2038	350	353,732
Series 2018 A, RB	5.00%	07/01/2050	1,000	996,292
New Jersey (State of) Economic Development Authority (Golden Door Charter School);
Series 2018 A, RB(b)	6.25%	11/01/2038	525	548,115
Series 2018 A, RB(b)	6.50%	11/01/2052	2,500	2,611,797
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.);
Series 2013, RB	6.00%	10/01/2043	3,200	3,252,801
Series 2014 A, RB(b)	6.00%	10/01/2034	515	519,736
New Jersey (State of) Economic Development Authority (Lions Gate); Series 2014, RB	5.25%	01/01/2044	4,500	4,020,007

See accompanying notes which are an integral part of this schedule.

Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School);
Series 2018 A, RB(b)	5.00%	10/01/2033	$ 1,000	$ 958,740
Series 2018 A, RB(b)	5.25%	10/01/2038	2,500	2,348,757
New Jersey (State of) Economic Development Authority (Middlesex Water Co.); Series 2019, RB(d)	4.00%	08/01/2059	4,275	3,500,819
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	2,239	2,396,524
New Jersey (State of) Economic Development Authority (North Star Academy Charter School of Newark, Inc.); Series 2017, RB	5.00%	07/15/2047	1,000	1,006,981
New Jersey (State of) Economic Development Authority (Portal North Bridge); Series 2022 A, RB	5.00%	11/01/2052	2,000	2,047,751
New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	50	48,330
New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021 QQQ, RB	4.00%	06/15/2046	3,465	3,159,921
New Jersey (State of) Economic Development Authority (Team Academy Charter School); Series 2018 A, RB	5.00%	12/01/2048	3,000	3,031,565
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(d)	5.38%	01/01/2043	10,650	10,669,396
New Jersey (State of) Economic Development Authority (UMM Energy Partners, LLC);
Series 2012 A, RB(d)	5.00%	06/15/2037	1,515	1,515,217
Series 2012 A, RB(d)	5.13%	06/15/2043	3,250	3,250,331
New Jersey (State of) Economic Development Authority (University Heights Charter School);
Series 2018 A, RB(b)(h)	5.38%	09/01/2033	264	241,160
Series 2018 A, RB(b)(h)	5.63%	09/01/2038	733	670,865
New Jersey (State of) Educational Facilities Authority (Georgian Court University);
Series 2017 G, Ref. RB	5.00%	07/01/2030	1,395	1,365,918
Series 2017 G, Ref. RB	5.00%	07/01/2033	1,590	1,523,633
Series 2017 G, Ref. RB	5.00%	07/01/2035	1,485	1,391,640
Series 2017 G, Ref. RB	5.00%	07/01/2036	1,640	1,513,729
New Jersey (State of) Educational Facilities Authority (New Jersey City University); Series 2021, Ref. RB (INS - AGM)(a)	4.00%	07/01/2036	765	760,391
New Jersey (State of) Educational Facilities Authority (Princeton University); Series 2022 A, RB	5.00%	03/01/2032	2,500	2,966,391
New Jersey (State of) Educational Facilities Authority (Rider University);
Series 2017 F, RB	5.00%	07/01/2035	185	176,026
Series 2017 F, RB	5.00%	07/01/2036	400	377,731
Series 2017 F, RB	5.00%	07/01/2047	3,250	2,857,032
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds); Series 2020 A, RB	4.00%	07/01/2050	3,000	2,624,791
New Jersey (State of) Educational Facilities Authority (William Paterson University of New Jersey (The)); Series 2017 B, RB (INS - AGM)(a)	5.00%	07/01/2047	2,000	2,076,249
New Jersey (State of) Health Care Facilities Financing Authority;
Series 2013, Ref. RB(f)(g)	5.00%	08/15/2023	1,960	1,992,684
Series 2017, Ref. RB	5.00%	10/01/2038	2,000	2,053,448
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health Obligated Group); Series 2014, Ref. RB	5.00%	07/01/2044	3,000	3,026,632
New Jersey (State of) Health Care Facilities Financing Authority (Marlboro Psychiatric Hospital); Series 2013, RB	5.00%	09/15/2029	5,000	5,059,771
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2021, RB	4.00%	07/01/2045	3,000	2,866,678
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital); Series 2015 A, RB (INS - AGM)(a)	5.00%	07/01/2046	2,000	2,020,735
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group); Series 2019, RB	5.00%	07/01/2030	1,250	1,345,825
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2013 1B, RB(d)	4.75%	12/01/2043	2,000	2,000,365
Series 2019 C, Ref. RB(d)	3.63%	12/01/2049	1,000	806,324
Series 2021 C, RB(d)	3.25%	12/01/2051	500	354,261

See accompanying notes which are an integral part of this schedule.

Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Housing & Mortgage Finance Agency;
Series 2018 A, Ref. RB	3.95%	11/01/2043	$ 870	$ 810,835
Series 2018 BB, Ref. RB(d)	3.80%	10/01/2032	765	735,286
Series 2019 A, Ref. RB	3.00%	11/01/2044	510	407,773
Series 2019 A, Ref. RB	3.05%	11/01/2049	865	661,391
Series 2020 E, Ref. RB	2.45%	10/01/2050	530	408,147
Series 2022 I, RB	5.00%	10/01/2053	3,000	3,115,545
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(a)(c)	0.00%	12/15/2037	2,000	1,016,411
Series 2008 A, RB(c)	0.00%	12/15/2038	2,000	904,462
Series 2010 A, RB (INS - BAM)(a)(c)	0.00%	12/15/2028	1,200	963,554
Series 2013 AA, RB	5.25%	06/15/2033	1,335	1,346,552
Series 2013 AA, RB (INS - BAM)(a)	5.25%	06/15/2033	2,530	2,553,641
Series 2013 AA, RB	5.50%	06/15/2039	1,750	1,760,586
Series 2018 A, Ref. RB	4.25%	12/15/2038	7,790	7,744,799
Series 2018 A, Ref. RN	5.00%	06/15/2031	3,540	3,718,072
Series 2019 BB, RB	4.00%	06/15/2050	6,930	6,251,434
Series 2022, RB	4.00%	06/15/2046	2,000	1,823,908
Series 2022, RB	5.50%	06/15/2050	1,500	1,610,541
New Jersey (State of) Turnpike Authority;
Series 2019 A, RB	5.00%	01/01/2048	2,000	2,111,804
Series 2021 A, RB	4.00%	01/01/2042	5,975	5,911,029
Series 2022 B, RB	5.25%	01/01/2052	3,000	3,293,998
Newark (City of), NJ;
Series 2015 A, GO Bonds	5.00%	07/15/2029	3,000	3,124,829
Series 2015 B, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	07/15/2029	430	447,892
Series 2020 C, Ref. GO Bonds (INS - AGM)(a)	4.00%	10/01/2039	305	298,418
Newark (City of), NJ Housing Authority;
Series 2007, Ref. RB (INS - NATL)(a)	5.00%	01/01/2032	760	820,023
Series 2017, Ref. RB	4.00%	01/01/2037	1,000	1,007,154
Rutgers The State University of New Jersey;
Series 2013 J, Ref. RB(f)(g)	5.00%	05/01/2023	5,380	5,436,373
Series 2013 L, Ref. RB(f)(g)	5.00%	05/01/2023	4,000	4,041,913
Series 2013 L, Ref. RB(f)(g)	5.00%	05/01/2023	6,330	6,396,327
Salem (County of), NJ Improvement Authority (Finlaw State Office Building); Series 2021, Ref. RB (INS - AGM)(a)	4.00%	08/15/2048	1,905	1,748,736
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, PCR(d)(f)	5.00%	12/01/2023	650	657,576
South Jersey Transportation Authority;
Series 2014 A, Ref. RB	5.00%	11/01/2039	3,650	3,712,274
Series 2020 A, RB	5.00%	11/01/2045	2,000	2,061,907
Series 2020 A, RB	4.00%	11/01/2050	2,000	1,753,972
Series 2022, RB	4.63%	11/01/2047	1,000	992,173
Series 2022, RB	5.25%	11/01/2052	2,000	2,087,018
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	4,000	3,924,106
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,000	1,007,587
Series 2018 B, Ref. RB	5.00%	06/01/2046	3,400	3,290,455
Union (County of), NJ Improvement Authority; Series 1998 A, RB (INS - NATL)(a)(d)	5.00%	03/01/2028	55	55,094
				227,878,925

Puerto Rico–8.98%
Children’s Trust Fund; Series 2002, RB	5.63%	05/15/2043	15,000	15,004,031

See accompanying notes which are an integral part of this schedule.

Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(c)	0.00%	07/01/2024	$ 71	$ 65,175
Series 2021 A, GO Bonds(c)	0.00%	07/01/2033	273	149,840
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	118	118,966
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	236	239,648
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	234	239,771
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	230	236,071
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	224	229,770
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	212	184,824
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	191	162,599
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	164	136,765
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	222	178,819
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	231	178,708
Subseries 2022, RN	0.00%	11/01/2043	1,001	456,535
Subseries 2022, RN	0.00%	11/01/2051	5,558	1,972,974
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 AAA, RB (Acquired 02/23/2012; Cost $517,495)(h)(i)	5.25%	07/01/2030	500	371,250
Series 2010 AAA, RB (Acquired 04/07/2014; Cost $346,500)(h)(i)	5.25%	07/01/2031	550	408,375
Series 2012 A, RB (Acquired 05/20/2014; Cost $25,211)(h)(i)	5.05%	07/01/2042	45	33,188
Series 2013 E-1, RB (Acquired 06/30/2016; Cost $165,099)(h)(i)	10.00%	12/01/2049	165	128,777
Series 2013 E-3, RB (Acquired 06/30/2016; Cost $55,033)(h)(i)	10.00%	12/01/2049	55	42,926
Series 2016 A-4, RB (Acquired 05/19/2016; Cost $168,096)(h)(i)	0.00%	12/01/2049	168	131,115
Series 2016 B-4, RB (Acquired 06/22/2016; Cost $168,097)(h)(i)	10.00%	12/01/2049	168	131,116
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(d)	6.63%	06/01/2026	160	165,743
Puerto Rico Public Finance Corp.; Series 2011 B, RB (Acquired 02/13/2012; Cost $5,318,918)(h)(i)	6.00%	08/01/2026	5,235	196,313
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(c)	0.00%	07/01/2051	5,771	1,085,884
Series 2018 A-1, RB	5.00%	07/01/2058	1,371	1,300,820
Series 2019 A-2, RB	4.54%	07/01/2053	60	52,349
Series 2019 A-2B, RB	4.55%	07/01/2040	304	283,124
				23,885,476

New York–3.79%
New York & New Jersey (States of) Port Authority;
Series 2019 220, RB(d)	4.00%	11/01/2059	2,000	1,730,828
Series 2019, RB(d)	5.00%	11/01/2049	1,500	1,526,207
Series 2020, RB(d)	4.00%	07/15/2039	4,250	4,103,222
Series 2021, Ref. RB(d)	4.00%	07/15/2040	1,350	1,285,798
Series 2022, Ref. RB(d)	5.50%	08/01/2052	500	539,800
Two Hundred Sixth Series 2017, Ref. RB(d)	5.00%	11/15/2037	850	882,697
				10,068,552

Virgin Islands–0.69%
Tobacco Settlement Financing Corp.;
Series 2006, RB(c)	0.00%	05/15/2035	1,100	468,102
Series 2006, RB(c)	0.00%	05/15/2035	3,100	1,220,494
Virgin Islands (Government of) Water & Power Authority (Electric System);
Series 2007 A, RB	5.00%	07/01/2024	50	48,611
Series 2007 A, RB	5.00%	07/01/2026	15	14,308
Series 2007 A, RB	5.00%	07/01/2027	85	80,436
				1,831,951

Northern Mariana Islands–0.48%
Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(d)	6.25%	03/15/2028	1,325	1,267,101

See accompanying notes which are an integral part of this schedule.

Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Guam–0.00%
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(d)	5.75%	09/01/2031	$ 10	$ 10,024
TOTAL INVESTMENTS IN SECURITIES(j)–99.61% (Cost $276,016,293)				264,942,029
FLOATING RATE NOTE OBLIGATIONS–(1.41)%
Note with an interest and fee rate of 2.59% at 11/30/2022 and a contractual maturity of collateral of 06/01/2028(k)				(3,750,000)
OTHER ASSETS LESS LIABILITIES–1.80%				4,790,398
NET ASSETS–100.00%				$265,982,427

Investment Abbreviations:

AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $10,630,724, which represented 4.00% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.
(d)	Security subject to the alternative minimum tax.
(e)	Underlying security related to TOB Trusts entered into by the Fund.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2022 was $2,355,085, which represented less than 1% of the Fund’s Net Assets.

(i)	Restricted security. The aggregate value of these securities at November 30, 2022 was $1,443,060, which represented less than 1% of the Fund’s Net Assets.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2022. At November 30, 2022, the Fund’s investments with a value of $5,457,345 are held by TOB Trusts and serve as collateral for the $3,750,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco New Jersey Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$264,942,029	$–	$264,942,029

Other Investments - Assets

Investments Matured	–	171,703	–	171,703

Total Investments	$–	$265,113,732	$–	$265,113,732

Invesco New Jersey Municipal Fund